Significant Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Significant Balance Sheet Components (Tables) [Line Items]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets at September 30, 2024 and December 31, 2023, consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Prepaid expenses	$1,508	$1,461
Deposits	56	149
Other current assets	1,357	1,893
Total prepaid expenses and other current assets	$2,921	$3,503

Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities at September 30, 2024 and December 31, 2023, consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Accrued professional services	$1,635	$714
Accrued payroll and benefits	413	304
Accrued interest expense	3	9
Other accrued expenses	494	26
Total accrued expenses and other current liabilities	$2,545	$1,053

Schedule of Other Non-Current Assets

Other non-current assets at September 30, 2024 and December 31, 2023, consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Prepaid expenses, non-current	$3,486	$3,368
Property and equipment, net	21	—
Total other non-current assets	$3,507	$3,368

BOLT THREADS, INC. [Member]
Significant Balance Sheet Components (Tables) [Line Items]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2023 and 2022, consisted of the following (in thousands):

	2023	2022
Prepaid expenses	$1,461	$1,446
Deposits	149	799
Inventory	235	—
Other current assets	1,893	940
Total prepaid expenses and other current assets	$3,738	$3,185

Schedule of Property And Equipment, Net

Property and equipment, net as of December 31, 2023 and 2022, consisted of the following (in thousands):

	2023	2022
Leasehold improvements	$—	$13,914
Equipment	—	7,970
Furniture and fixtures	—	17
Construction in process	—	10,175
Total property and equipment	$—	$32,076
Less accumulated depreciation	—	(12,659)
Total property and equipment, net	$—	$19,417

Schedule of Other Non-Current Assets	Other non-current assets as of December 31, 2023 and 2022, consisted of the following (in thousands):
	2023	2022
Prepaid expenses, non-current	$3,368	$9,443
Total other non-current assets	$3,368	$9,443

Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of December 31, 2023 and 2022, consisted of the following (in thousands):

	2023	2022
Accrued professional services	$714	$407
Accrued payroll and benefits	304	581
Accrued interest expense	9	—
Other accrued expenses	26	13
Total accrued expenses and other current liabilities	$1,053	$1,001